Issued capital and reserves - Additional Information (Details)					1 Months Ended			12 Months Ended
		Sep. 10, 2025 USD ($) $ / shares shares	Sep. 09, 2025 $ / shares shares	Mar. 06, 2025 USD ($) $ / shares shares	Nov. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Jan. 31, 2025 shares	Dec. 31, 2025 USD ($) shares vote $ / shares		Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of classes of share capital [line items]
Maximum aggregate nominal share capital authorized												$ 367,502.51
Stockholders' equity, stock split, conversion ratio				8.3333%
Share issue related cost		$ 8,500,000						$ 8,500,000		$ 0	$ 0
Capital reduction	[1]							$ 1,000,000
Common equity tier 1 capital ratio minimum								7.00%
Proceeds from issuing other equity instruments								$ 0		142,000,000	0
Payments of other equity instruments								0		0	24,000,000
AT1 Securities
Disclosure of classes of share capital [line items]
Proceeds from issuing other equity instruments								0		142,000,000	27,000,000
Payments of other equity instruments								0		$ 0	$ 24,000,000
Additional paid in capital
Disclosure of classes of share capital [line items]
Increase (decrease) through capitalization						$ (4,200,000,000)
Capital reduction	[1]							4,579,000,000
Share capital
Disclosure of classes of share capital [line items]
Increase (decrease) through capitalization						$ 4,200,000,000
Retained earnings
Disclosure of classes of share capital [line items]
Capital reduction					$ 4,600,000,000			$ (4,579,000,000)	[1]
Issued capital and additional paid-in capital
Disclosure of classes of share capital [line items]
Capital reduction					$ (4,600,000,000)
Initial public offering (IPO)
Disclosure of classes of share capital [line items]
Share issue related cost		$ 8,500,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of votes | vote								1
Amount distributed to shareholders				$ 10,000,000.0				$ 10,000,000.0
Increase through issuance of equity (in shares) | shares								12,211,338		1,277,664
Nominal value (in USD per share) | $ / shares								$ 0.00010
Number of options granted (in shares) | shares								299,572
Redesignation | shares
Ordinary shares | Restricted share units
Disclosure of classes of share capital [line items]
Number of options granted (in shares) | shares								2,563,600
Ordinary shares | Employee Equity Program
Disclosure of classes of share capital [line items]
Number of options granted (in shares) | shares								1,948,166
Ordinary shares | Warrants
Disclosure of classes of share capital [line items]
Number of options exercised (in shares) | shares								2,400,000
Ordinary shares | Initial public offering (IPO)
Disclosure of classes of share capital [line items]
Increase through issuance of equity (in shares) | shares		5,000,000
Class B shares
Disclosure of classes of share capital [line items]
Number of votes | vote								10
Class B to deferred shares automatic conversion , period								20 years
Increase through issuance of equity (in shares) | shares			369,911,294					369,911,294		0
Nominal value (in USD per share) | $ / shares		$ 0.0001	$ 0.0001					$ 0.00010
Redesignation | shares		41,774,705						(41,774,705)
Class C shares
Disclosure of classes of share capital [line items]
Amount distributed to shareholders				$ 5,000,000.0				$ 5,000,000.0
Increase through issuance of equity (in shares) | shares								0		0
Nominal value (in USD per share) | $ / shares								$ 0.00010
Redesignation | shares
Deferred shares
Disclosure of classes of share capital [line items]
Increase through issuance of equity (in shares) | shares				365,445,384			148,812
Nominal value (in USD per share) | $ / shares				$ 0.0007333
Deferred shares, type 2
Disclosure of classes of share capital [line items]
Increase through issuance of equity (in shares) | shares			369,911,294					369,911,294		0
Nominal value (in USD per share) | $ / shares			$ 11.35013					$ 11.35013
Redesignation | shares

[1]	[2] During the year a capital reduction of $4.6 billion resulting in a reallocation from share capital and additional paid in capital to retained earnings. See Note 21